Fees Summary	Mar. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,088,000
Previously Paid Amount	0.00
Total Fee Amount	702.65
Total Offset Amount	0.00
Net Fee	702.65
Narrative - Max Aggregate Offering Price	$ 5,088,000
Final Prospectus	true